EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 92.0%
	AUSTRALIA — 4.4%
470,000	Evolution Mining Ltd.	$984,524
180,000	Northern Star Resources Ltd.	1,543,975
50,000	Sonic Healthcare Ltd.	1,042,492
630,000	Telstra Group Ltd.	1,661,484
		5,232,475
	BRAZIL — 4.9%
700,000	Ambev S.A. - ADR	1,834,000
250,000	B3 S.A. - Brasil Bolsa Balcao	660,524
550,000	Banco Bradesco S.A. - ADR	1,705,000
150,000	Itau Unibanco Holding S.A. - ADR	990,000
40,000	Vale S.A. - ADR	547,600
		5,737,124
	CANADA — 17.9%
45,000	Agnico Eagle Mines Ltd.	2,212,200
220,000	Alamos Gold, Inc. - Class A	2,664,200
350,000	Algonquin Power & Utilities Corp.	2,074,749
22,000	Bank of Nova Scotia	1,028,739
191,000	Barrick Gold Corp.	2,979,600
10,000	BCE, Inc.	403,496
60,000	Canadian Utilities Ltd. - Class A	1,367,348
500,000	Equinox Gold Corp. *	2,200,000
800,000	IAMGOLD Corp. *	1,904,000
15,000	Nutrien Ltd.	748,050
150,000	Pan American Silver Corp.	2,028,000
50,000	Power Corp. of Canada	1,457,419
		21,067,801
	FINLAND — 1.9%
160,000	Fortum Oyj	2,187,278
	FRANCE — 9.8%
35,000	Danone S.A.	2,331,893
206,000	Engie S.A.	3,290,412
15,000	Sanofi	1,502,226
40,000	TotalEnergies S.E. - ADR	2,607,200
55,000	Veolia Environnement S.A.	1,792,163
		11,523,894
	GERMANY — 5.6%
19,000	BASF S.E.	908,302
55,000	Bayer A.G.	1,711,461

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY (Continued)
130,000	E.ON S.E.	$1,758,857
15,000	Mercedes-Benz Group A.G.	1,012,720
7,000	SAP S.E.	1,212,760
		6,604,100
	ITALY — 3.5%
400,000	Enel S.p.A.	2,729,407
85,000	Eni S.p.A.	1,355,048
		4,084,455
	NEW ZEALAND — 1.2%
2,600,000	Kiwi Property Group Ltd.	1,382,641
	NORWAY — 5.4%
42,794	Aker BP A.S.A.	1,135,816
100,000	Austevoll Seafood A.S.A.	724,924
55,000	Equinor A.S.A. - ADR	1,576,850
150,000	Norsk Hydro A.S.A.	879,071
180,000	Telenor A.S.A.	1,997,281
		6,313,942
	SINGAPORE — 4.1%
50,000	DBS Group Holdings Ltd.	1,184,264
1,200,000	Singapore Telecommunications Ltd.	2,141,483
4,000,000	Starhill Global REIT - REIT	1,535,595
		4,861,342
	SOUTH KOREA — 0.9%
50,000	SK Telecom Co., Ltd. - ADR	1,047,500
	SPAIN — 6.7%
200,000	Banco Bilbao Vizcaya Argentaria S.A.	1,871,933
55,000	Endesa S.A.	1,089,687
109,163	Iberdrola S.A.	1,314,463
85,000	Repsol S.A.	1,255,342
578,064	Telefonica S.A.	2,352,114
		7,883,539
	SWITZERLAND — 4.3%
20,000	Novartis A.G. - ADR	2,069,400
10,000	Roche Holding A.G.	2,846,999
4,000	Sandoz Group A.G. - ADR *	137,420
		5,053,819

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM — 17.3%
75,000	BP PLC - ADR	$2,632,500
111,000	British American Tobacco PLC - ADR	3,285,600
55,000	GSK PLC	2,169,200
520,000	John Wood Group PLC *	1,030,906
18,000	Reckitt Benckiser Group PLC	1,301,381
60,000	Shell PLC - ADR	3,774,600
40,000	Unilever PLC - ADR	1,947,600
5,000,000	Vodafone Group PLC	4,250,412
		20,392,199
	UNITED STATES — 4.1%
40,000	Newmont Corp.	1,380,400
34,000	Newmont Corp. - CDI	1,166,961
25,000	Philip Morris International, Inc.	2,271,250
		4,818,611
	TOTAL COMMON STOCKS
	(Cost $114,940,435)	108,190,720
	SHORT-TERM INVESTMENTS — 7.5%
8,791,999	Federated Hermes Treasury Obligations Fund - Institutional Class, 5.123% [1]	8,791,999
	Total Short-Term Investments
	(Cost $8,791,999)	8,791,999
	TOTAL INVESTMENTS — 99.5%
	(Cost $123,732,434)	116,982,719
	Other Assets in Excess of Liabilities — 0.5%	604,218
	TOTAL NET ASSETS — 100.0%	$117,586,937

ADR – American Depository Receipt
CDI – CHESS Depositary Interest
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*Non-income producing security.
[1]The rate is the annualized seven-day yield at period end.